Insurance - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 1,922	$ 1,767
Insurance service expenses	(1,464)	(1,330)
Net expenses from reinsurance contracts	(37)	(97)
Insurance service results	$ 421	$ 340